Investments - Summary Long-term Investments Held by Company (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Long-term held-to-maturity debt investments	$ 537,500	$ 642,004
Equity method investments and private equity investments without readily determinable fair values	123,940	13,831
Total long-term investments	$ 661,440	$ 655,835